Cover	Mar. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-41720
Entity Registrant Name	Maison Solutions Inc.
Entity Central Index Key	0001892292
Entity Tax Identification Number	84-2498787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	127 N Garfield Ave
Entity Address, City or Town	Monterey Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91754
City Area Code	626
Local Phone Number	737-5888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false